Document and Entity Information	Jul. 06, 2022
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 06, 2022
Entity Registrant Name	AxonPrime Infrastructure Acquisition Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40740
Entity Tax Identification Number	86-3116385
Entity Address, Address Line One	126 E. 56th St.
Entity Address, Address Line Two	30th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	479-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001857662
Units, each consisting of one share of Class A common stock and one-third of one redeemable warrant [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-third of one redeemable warrant
Trading Symbol	APMIU
Security Exchange Name	NASDAQ
Shares of Class A common stock, par value $0.0001 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Shares of Class A common stock, par value $0.0001 per share
Trading Symbol	APMI
Security Exchange Name	NASDAQ
Redeemable warrants, exercisable for shares of Class A common stock at an exercise price of $11.50 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Redeemable warrants, exercisable for shares of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	APMIW
Security Exchange Name	NASDAQ